Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000004223 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004223 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000004223 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004223 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004223 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004223 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004223 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004223 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004223 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004223 | 81369Y209 | State Street Health Care Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004223 | Communications02079K107
Holdings [Line Items]
Percent of Total Investments	85.30%
C000004223 | Exchange-Traded Funds81369Y209
Holdings [Line Items]
Percent of Total Investments	12.10%
C000004223 | Money Market Funds60934N104
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004223 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004223 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004223 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004223 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004223 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000004223 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004223 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004223 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004223 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004223 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004223 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000004223 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000004216 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004216 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000004216 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004216 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004216 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004216 | 931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004216 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004216 | 75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004216 | 00287Y109 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004216 | 74762E102 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004216 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004216 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004216 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004216 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004216 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000004216 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004216 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000004216 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000004216 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000004216 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004216 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004216 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000004216 | Commodity85207H104
Holdings [Line Items]
Percent of Total Investments	4.50%
C000004216 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	88.90%
C000004216 | Exchange-Traded Funds37954Y491
Holdings [Line Items]
Percent of Total Investments	4.50%
C000004216 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004216 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004216 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004221 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004221 | 85207H104 | Sprott Physical Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004221 | 464287507 | iShares Core S&P Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004221 | 78467Y107 | State Street SPDR S&P MidCap 400® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004221 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004221 | 04010E109 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004221 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004221 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004221 | 980745103 | Woodward, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004221 | 12572Q105 | CME Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004221 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004221 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004221 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004221 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004221 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004221 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004221 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000004221 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004221 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000004221 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000004221 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000004221 | Commodity85207H104
Holdings [Line Items]
Percent of Total Investments	4.40%
C000004221 | Exchange-Traded Funds37954Y491
Holdings [Line Items]
Percent of Total Investments	10.20%
C000004221 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	5.30%
C000004221 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004221 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004221 | Technology007903107
Holdings [Line Items]
Percent of Total Investments	80.10%
C000004218 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004218 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004218 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004218 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004218 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004218 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004218 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004218 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004218 | 032654105 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004218 | 872540109 | TJX Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004218 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000004218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000004218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000004218 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004218 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000004218 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	95.20%
C000004218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004218 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.80%
C000094748 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000094748 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094748 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094748 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000094748 | 03524A108 | Anheuser-Busch InBev S.A./N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094748 | 03027X100 | American Tower Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000094748 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094748 | G87052109 | TE Connectivity plc
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094748 | 20030N101 | Comcast Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | 942622200 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094748 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000094748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094748 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000094748 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000094748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000094748 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000094748 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000094748 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000094748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000094748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000094748 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094748 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.00%
C000094748 | TechnologyG1151C101
Holdings [Line Items]
Percent of Total Investments	95.00%
C000094749 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094749 | 538034109 | Live Nation Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000094749 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000094749 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000094749 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000094749 | 016255101 | Align Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000094749 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000094749 | 14448C104 | Carrier Global Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000094749 | 570535104 | Markel Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000094749 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000094749 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000094749 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000094749 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000094749 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000094749 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000094749 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000094749 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000094749 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000094749 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000094749 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000094749 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.20%
C000094749 | Health Care00846U101
Holdings [Line Items]
Percent of Total Investments	94.80%
C000150331 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150331 | 609027107 | Monarch Casino & Resort, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000150331 | 12769G100 | Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000150331 | 03064D108 | Americold Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150331 | 497266106 | Kirby Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150331 | 42226A107 | HealthEquity, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000150331 | 860372101 | Stewart Information Services Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150331 | 428291108 | Hexcel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150331 | 194014502 | Enovis Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150331 | 754907103 | Rayonier, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150331 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000150331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150331 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150331 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000150331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000150331 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000150331 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000150331 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000150331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000150331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150331 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150331 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.40%
C000150331 | Real Estate03064D108
Holdings [Line Items]
Percent of Total Investments	94.60%
C000164143 | NextEra Energy, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164143 | Johnson & Johnson_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164143 | Meta Platforms, Inc._4.95_2033-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | Federal Farm Credit Bank_5.33_2039-10-17
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | Federal Farm Credit Bank_5_2035-10-29
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | Federal Farm Credit Bank_5.03_2035-10-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000164143 | Federal Farm Credit Bank_4.94_2034-03-24
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | Abbott Laboratories_4.65_2036-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | Chevron Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | Anheuser-Busch InBev S.A./N.V._0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164143 | 76541VNL7 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164143 | 91282CHT1 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000164143 | 372460105 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164143 | G16252101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164143 | 053611109 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164143 | 254687GE0 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000164143 | 962166104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164143 | 882508104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164143 | 31846V328 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164143 | 718172109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000164143 | 3130B8P30 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164143 | 94106LBV0 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000164143 | 682680BH5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000164143 | 110122DZ8 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000164143 | 31620R303 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000164143 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C000164143 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000164143 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000164143 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164143 | InvestmentType_U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000164143 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246245 | 65339F101 | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 573284106 | Martin Marietta Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000246245 | 49338L103 | Keysight Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246245 | G0403H108 | Aon plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246245 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 459506101 | International Flavors & Fragrances, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 573874104 | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | 237266101 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | G29183103 | Eaton Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000246245 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246245 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000246245 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000246245 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246245 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000246245 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000246245 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000246245 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000246245 | Health Care002824100
Holdings [Line Items]
Percent of Total Investments	95.10%
C000246245 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000246245 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	4.90%